Employee Benefits - Schedule of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Net costs	$ 144,862	$ 174,346
Defined Benefit Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	1,094	1,207
Interest cost on net benefit obligation	17,375	18,490
Interest income on plan assets	(11,699)	(12,615)
Net costs	6,770	7,082
Other Benefits [member]
Disclosure of defined benefit plans [line items]
Current service cost	2,353	1,982
Interest cost on net benefit obligation	3,706	3,984
Net costs	$ 6,059	$ 5,966